Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ADVISER MANAGED TRUST
Entity Central Index Key	0001502608
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000230413
Shareholder Report [Line Items]
Fund Name	Diversified Equity Fund
Trading Symbol	DAACX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Diversified Equity Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://holdings.seic.com/amt_holdings/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Fund	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the S&P 500 Index (USD) (TR)—a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—for the 12-month period ending July 31, 2026.

The Fund outperformed the benchmark S&P 500 Index for the reporting period due to the outperformance of three of the four indexes that the Fund’s equity components seek to replicate as part of its passive index-based investment strategy. The Fund’s benchmark, the S&P 500, returned 19.56% over the reporting period, while the underlying indexes the Fund seeks to replicate returned the following: the Russell 1000 Index returned 18.94%, while the Russell 2000, MSCI EAFE, and MSCI Emerging Markets indexes outperformed the Fund’s benchmark, returning 34.18%, 24.33%, and 36.44%, respectively, for the period.

The Fund’s strategy is implemented by SSGA Funds Management, Inc., as sub-adviser under the general supervision of SEI Investments Management Corporation (SIMC). The Fund remained in the strategy for the entire reporting period.

Global equity markets posted notable gains over the reporting period. Non-U.S. stocks outperformed U.S. equities. Among non-U.S. stocks, emerging-market equities meaningfully outperformed their developed-market counterparts, though both groups delivered notable positive absolute returns. U.S. large-cap stocks, as represented by the broad-market S&P 500 Index, significantly underperformed their small-cap counterparts, as measured by the Russell 2000 Index, though both asset classes delivered meaningful positive absolute returns. Energy, healthcare, and information technology were the strongest-performing sectors within the S&P 500 Index for the reporting period, while the consumer discretionary and utilities sectors were the primary market laggards, though all sectors within the index delivered positive absolute performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Diversified Equity Fund	S&P 500 Index (USD) (TR)Footnote Reference*
Mar/22	$10,000	$10,000
Jul/22	$8,862	$9,021
Jul/23	$9,692	$10,195
Jul/24	$11,494	$12,453
Jul/25	$12,464	$14,486
Jul/26	$14,972	$17,321

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
Diversified Equity Fund	20.12%	9.75%
S&P 500 Index (USD) (TR)Footnote Reference*	19.56%	13.49%

Performance Inception Date	Mar. 30, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 399,337,000
Holdings Count | Holding	1,698
Advisory Fees Paid, Amount	$ 151
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$399,337	1,698	$151	6%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.2%
Rights	0.0%
Exchange-Traded Fund	0.0%
Cash Equivalent	0.9%
Real Estate	1.8%
Utilities	2.0%
Materials	2.0%
Energy	3.0%
Consumer Staples	4.3%
Communication Services	8.0%
Health Care	8.4%
Consumer Discretionary	8.7%
Industrials	10.0%
Financials	12.9%
Information Technology	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.4%
Apple	5.1%
Microsoft Corp	4.0%
Amazon.com Inc	3.0%
Alphabet Inc, Cl A	2.4%
Broadcom Inc	2.1%
Alphabet Inc, Cl C	1.9%
Meta Platforms, Cl A	1.4%
Berkshire Hathaway Inc, Cl B	1.1%
JPMorgan Chase & Co	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000230415
Shareholder Report [Line Items]
Fund Name	Enhanced Fixed Income Fund
Trading Symbol	AAEZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Enhanced Fixed Income Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://holdings.seic.com/amt_holdings/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Fixed Income Fund	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund, which is managed using a passive approach, underperformed its benchmark, the AMT TOEFI Risk Benchmark—a 50%/50% blend of the ICE BofA US High Yield Constrained Index and the J.P. Morgan EMBI Global Diversified Index—for the 12-month period ending July 31, 2026.

In the final four months of 2025, the Federal Reserve (Fed) reduced the federal funds target rate by a cumulative 75 basis points (0.75%) to a range of 3.50% to 3.75%, and then held the rate steady through July 2026. The steady rate path occurred as inflation remained above the Fed’s 2% target and developments in the U.S.-Israel-Iran conflict in the Middle East contributed to higher energy prices and uncertainty around the outlook for inflation and interest rates.

The U.S. Treasury yield curve flattened during the reporting period, with front-end yields moving higher than longer-term yields as markets shifted from pricing in rate cuts in 2026 toward the possibility of additional rate increases. U.S. high-yield bonds, as measured by the ICE BofA US High Yield Constrained Index, gained 5.02% for the 12-month reporting period. High-yield spreads remained tight and closed the period at 285 basis points (2.85%), while the yield to worst—a measure of the lowest possible yield that can be received on a bond with an early redemption provision—increased slightly to 7.19%. Hard-currency emerging-market (EM) debt, as measured by the J.P. Morgan EMBI Global Diversified Index, returned 8.81% during the reporting period and outperformed global high-yield bonds, as represented by the ICE BofA Global High Yield Index. EM debt performance was supported by a generally strong global economy and attractive yields. Local-currency issues slightly outperformed their hard-currency counterparts, as many local currencies appreciated against the U.S. dollar over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Enhanced Fixed Income Fund	Bloomberg Global Aggregate Index (USD) (TR)Footnote Reference*	50/50 US High Yield Constrained Index/JPM EMBI Global Diversified IndexFootnote Reference†
Feb/23	$10,000	$10,000	$10,000
Jul/23	$10,042	$9,833	$10,232
Jul/24	$10,893	$10,128	$11,268
Jul/25	$11,659	$10,573	$12,275
Jul/26	$12,342	$10,742	$13,124

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
Enhanced Fixed Income Fund	5.85%	6.20%
Bloomberg Global Aggregate Index (USD) (TR)Footnote Reference*	1.60%	2.07%
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified IndexFootnote Reference†	6.91%	8.09%

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 48,488,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 46
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$48,488	3	$46	1%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.5%
Exchange-Traded Funds	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio High Yield Bond ETF	49.6%
SPDR Bloomberg Emerging Markets USD Bond ETF	49.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000230414
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Trading Symbol	AAEYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://holdings.seic.com/amt_holdings/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund, which is managed using a passive approach, modestly underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index—which tracks the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market—for the 12-month period ending July 31, 2026.

In the final four months of 2025, the Federal Reserve (Fed) reduced the federal funds target rate by a cumulative 75 basis points (0.75%) to a range of 3.50% to 3.75%, and then held the rate steady through July 2026. The pause reflected a still-cautious policy backdrop as inflation remained above the Fed’s 2% target and geopolitical tensions in the Middle East contributed to higher oil prices and additional uncertainty around the outlook for inflation and interest rates.

The U.S. Treasury yield curve flattened during the reporting period, with front-end yields moving higher than longer-term yields as market expectations shifted from rate cuts in 2026 toward the possibility of additional rate increases. Despite the less-supportive interest-rate backdrop, spread sectors generated positive excess returns. Spreads on investment-grade corporate bonds remained tight, supported by elevated yields and a still-solid economic backdrop. Asset-backed securities (ABS) outperformed comparable-duration U.S. Treasurys, as relatively resilient U.S. consumer spending continued to bolster the sector; however, some signs of consumer weakness began to emerge through lower savings rates and increased credit card usage. Agency mortgage-backed securities (MBS) also modestly outperformed, as the sector continued to offer incremental spread over Treasurys. Overall, credit-sensitive and securitized sectors benefited from steady demand for income.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Core Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jan/24	$10,000	$10,000
Mar/24	$10,010	$10,039
Jun/24	$10,014	$10,046
Sep/24	$10,539	$10,568
Dec/24	$10,203	$10,244
Mar/25	$10,474	$10,529
Jun/25	$10,589	$10,656
Sep/25	$10,798	$10,873
Dec/25	$10,889	$10,992
Mar/26	$10,889	$10,987
Jun/26	$10,954	$11,060
Jul/26	$10,801	$10,916

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
Core Fixed Income Fund	2.34%	3.10%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	3.53%

Performance Inception Date	Jan. 22, 2024
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 186,991,000
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 109
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$186,991	644	$109	22%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Municipal Bonds	0.1%
Asset-Backed Securities	0.4%
U.S. Government Agency Obligations	0.6%
Materials	0.6%
Real Estate	0.9%
Consumer Staples	1.5%
Consumer Discretionary	1.5%
Energy	1.6%
Communication Services	1.8%
Industrials	1.9%
Sovereign Debt	2.0%
Information Technology	2.0%
Utilities	2.4%
Health Care	2.6%
Financials	8.4%
Mortgage-Backed Securities	24.7%
U.S. Treasury Obligations	45.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/31/29	2.9%
U.S. Treasury Notes	4.000%	01/31/31	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.3%
U.S. Treasury Notes	3.750%	12/31/28	1.8%
U.S. Treasury Bonds	4.750%	11/15/53	1.7%
U.S. Treasury Notes	3.750%	12/31/30	1.7%
U.S. Treasury Notes	3.375%	12/31/27	1.7%
U.S. Treasury Notes	3.750%	04/15/28	1.6%
U.S. Treasury Notes	3.500%	10/15/28	1.4%
U.S. Treasury Notes	3.375%	02/29/28	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.